Summary of Significant Accounting Policies - Intangible assets (Details) - Licenses	12 Months Ended
Dec. 31, 2022
Maximum [Member]
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Estimated useful life of Intangible assets	20 years
Minimum [Member]
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Estimated useful life of Intangible assets	15 years